Debt, Total (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Debt Instrument
Capital lease obligations		$ 9	$ 8
Total Debt		4,109	2,883
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net		(55)	(39)
Long-term Debt and Capital Lease Obligations, Current		(1)	0
Debt, Net of Current Maturities and Unamortized Issuance Costs		4,053	2,844
Long-term Debt, Maturities, Repayments of Principal in Next Rolling Twelve Months		1
Long-term Debt, Maturities, Repayments of Principal in Year Three		501
Long-term Debt, Maturities, Repayments of Principal in Year Four		471
Long-term Debt, Maturities, Repayments of Principal in Year Five		1,131
Long-term Debt, Maturities, Repayments of Principal in Year Two		1
TLLP Revolving Credit Facility
Debt Instrument
Revolving Credit Facility		330	305
5.500% Senior Notes Due 2019
Debt Instrument
Senior Notes		500	500
5.875% Senior Notes due 2020
Debt Instrument
Senior Notes	[1]	470	470
6.125% Senior Notes due 2021
Debt Instrument
Senior Notes	[1]	800	550
6.250% Senior Notes Due 2022
Debt Instrument
Senior Notes		800	800
6.375% Senior Notes due 2024
Debt Instrument
Senior Notes		450	0
5.250% Senior Notes due 2025
Debt Instrument
Senior Notes		750	0
5.875% Senior Notes due 2020
Debt Instrument
Unamortized premium		4	4
Unsecured Term Loan Facility
Debt Instrument
Term Loan Facility		0	250
Dropdown Credit Facility
Debt Instrument
Revolving Credit Facility		$ 0	$ 0

[1]	Unamortized premiums of $4 million associated with these senior notes are included in unamortized issuance costs at both December 31, 2016 and 2015.